Note 2 - Fresh Start Accounting	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Reorganization under Chapter 11 of US Bankruptcy Code Disclosure [Text Block]
Note
2
– Fresh Start Accounting

Upon the Company
’s emergence from Chapter
11
bankruptcy, the Company applied the provisions of fresh start accounting to its financial statements because (i) the holders of existing voting shares of the Predecessor Company received less than
50%
of the voting shares of the emerging entity, and (ii) the reorganization value of the Company’s assets immediately prior to confirmation was less than the sum of post-petition liabilities and allowed claims. The Company applied fresh start accounting as of
May 4, 2016,
with results of operations and cash flows in the period from
January 1, 2016
through
May 4, 2016
attributed to the Predecessor Company.

Upon the application of fresh start accounting, the Company allocated the reorganization value to its individual assets based on their estimated fair values. Reorganization value represents the fair value of the Successor Company
’s assets before considering liabilities, and the excess of reorganization value over the fair value of identified tangible and intangible assets is reported separately on the consolidated balance sheet as goodwill.

The Company, with the assistance of external valuation specialists, estimated the enterprise value of the Company upon emergence from Chapter
11
bankruptcy to be approximately
$17.9
million. Enterprise value is defined as the total invested capital which includes cash and cash equivalents. The estimate is based on a calculation of the present value of the projected future cash flows of the Company from
May 5, 2016
through the year ending
December 31, 2025,
along with a terminal value. The Company estimated a terminal value using the Gordon Growth Model, applying a constant growth rate of
3.4%
to the debt-free net cash flows subsequent to
2025.

The Company
’s future cash flow projections included a variety of estimates and assumptions that had a significant effect on the determination of the Company’s enterprise value. While the Company considered such estimates and assumptions reasonable, they are inherently subject to significant business, economic and competitive uncertainties, many of which are beyond the Company’s control and, therefore, may
not
be realized. The assumptions used in the calculations for the discounted cash flow analysis included the following: forecasted revenue; costs and free cash flows through
2025;
and a discount rate of
29%
that considered various factors, including bonds yields, risk premiums, tax rates and the likelihood of various business outcomes to determine an appropriate discount rate. In applying fresh start accounting, the Company followed these principles:

●
The reorganization value, estimated at approximately
$24.0
million, which represents the sum of the enterprise value and estimated fair value of noninterest bearing liabilities, was allocated to the Successor Company's assets based on their estimated fair values. The reorganization value exceeded the sum of the fair value assigned to the assets, and the excess was recognized as goodwill of the Successor Company as of
May 5, 2016.

●	Each liability existing as of May 5, 2016 has been stated at its estimated fair value.
●
Deferred tax assets and liabilities have been recognized for differences between the assigned values and the tax basis of the recognized assets and liabilities, and have been fully valued as of
May 5, 2016
to reduce deferred tax assets to the amounts expected to be realized.

Pursuant to fresh start accounting, the Company allocated the determined reorganization value to the Successor Company
’s assets as follows (in thousands):

Enterprise Value	$17,889
Plus estimated fair value of liabilities	6,161
Reorganization Value	24,050

Less:
Estimated fair value of tangible assets	(13,574)
Estimated fair value of identifiable intangible assets	(8,397)

Goodwill	$2,079

Upon the adoption of fresh start accounting, the Successor Company adopted the significant accounting policies of the Predecessor Company (see Note
3
–
Liquidity and Summary of Significant Accounting Principles
). The adjustments set forth in the following table as of
May 4, 2016
reflect the effect of the consummation of the transactions contemplated by the Plan of Reorganization (reflected in the column “Reorganization Adjustments”), as well as fair value adjustments as a result of the adoption of fresh start accounting (reflected in the column “Fresh Start Adjustments”).

	Predecessor Company	Reorganization Adjustments		Fresh Start Adjustments		Successor Company
ASSETS
Current assets
Cash and cash equivalents	$3,305,709			$7,052,500	(1)	$10,358,209
Restricted cash	53,463					53,463
Accounts and other receivable, net	1,288,445					1,288,445
Inventory, net	56,348					56,348
Prepaid expenses and other current assets	611,593	$(16,053	)(b)			595,540
Total current assets	5,315,558	(16,053)		7,052,500		12,352,005

Property and equipment, net	865,716					865,716
Deferred costs and other assets	355,741					355,741
Intangible assets, net	2,406,457	(2,406,457	)(a)	8,397,000	(2)	8,397,000
Goodwill	-			2,079,284	(2)	2,079,284

TOTAL ASSETS	$8,943,472	$(2,422,510)		$17,528,784		$24,049,746

LIABILITIES AND EQUITY (DEFICIT)
Current liabilities not subject to compromise
Accounts payable	$2,877,170					$2,877,170
Accrued expenses and liabilities	3,112,244					3,112,244
Accrued interest	-					-
Deferred revenue, current portion	899,920	$(899,920	)(c)			-
Convertible debt subject to put rights	-					-
Short term debtor-in-possession note payable	5,750,000	(5,750,000	)(d)			-
Total current liabilities not subject to compromise	12,639,334	(6,649,920)		-		5,989,414

Non-current liabilities not subject to compromise
Deferred revenue	-					-
Other liabilities	171,613					171,613
Total non-current liabilities not subject to compromise	171,613	-		-		171,613

Liabilities subject to compromise
Accounts payable	214,554	(214,554	)(e)			-
Accrued expenses and liabilities	559,202	(559,202	)(e)			-
Accrued interest	3,316,121	(3,316,121	)(d)			-
Deferred revenue	-					-
Convertible debt subject to put rights	35,000,000	(35,000,000	)(d)			-
Derivative liabilities	-					-
Other liabilities	-					-
Total liabilities subject to compromise	39,089,877	(39,089,877)		-		-

TOTAL LIABILITIES	51,900,824	(45,739,797)		-		6,161,027

Conditionally redeemable common stock	500,000	(500,000	)(f)			-

Common stock outstanding, at par	12,477	(12,477	)(f)	750	(1)	750
Common stock issuable	392,950	(392,950	)(f)			-
Preferred stock outstanding, at par	-			3	(3)	3
Additional paid-in capital	126,011,808	(126,011,808	)(f)	17,887,966	(4)	17,887,966
Retained earnings (accumulated deficit)	(169,874,587)	170,234,522	(g)	(359,935	)(5)	-

TOTAL EQUITY (DEFICIT)	(43,457,352)	43,817,287		17,528,784		17,888,719

TOTAL LIABILITIES AND EQUITY (DEFICIT)	$8,943,472	$(2,422,510)		$17,528,784		$24,049,746

Reorganization Adjustments

(a)
As a result of fresh start accounting, all intangible assets existing as of the Effective Date were established at fair value. This adjustment eliminates the carrying value of previously existing intangible assets as of the Effective Date, as the underlying Angel assets were assigned to Deerfield pursuant to the Plan of Reorganization.

(b)
Pursuant to the Plan of Reorganization, the Company assigned to Deerfield the Company
’s: (i) rights, title and interest in and to its existing license agreement with Arthrex; (ii) the associated intellectual property owned by the Company and licensed under such agreement; and (iii) rights to collect royalty payments thereunder. As such, certain prepaid expenses related to the Angel business were eliminated.

(c)
Pursuant to the Plan of Reorganization, the Company assigned to Deerfield the Company
’s (i) rights, title and interest in and to its existing license agreement with Arthrex, (ii) the associated intellectual property owned by the Company and licensed under such agreement, and (iii) rights to collect royalty payments thereunder. As such, all deferred revenue related to the existing license agreement with Arthrex as of the Effective Date was eliminated.

(d)
Pursuant to the Plan of Reorganization, the Company
’s obligations under the Deerfield Facility Agreement, including accrued interest, were cancelled, and the Company ceased to have any obligations thereunder. Additionally, pursuant to the Plan of Reorganization, the DIP Credit Agreement was terminated.

(e)	Represents claims not expected to be settled in cash.

(f)
Pursuant to the Plan of Reorganization, all equity interests of the Company, including but not
limited to all shares of Old Common Stock, warrants and options that were issuable or issued and outstanding immediately prior to the Effective Date, were cancelled. The elimination of the carrying value of the cancelled equity interests was reflected as a direct charge to retained earnings (deficit).

(g)	Represents the cumulative impact of the reorganization adjustments:

Description	Adjustment	Amount
Elimination of existing intangible assets	(a)	$(2,406,457)
Elimination of prepaid Angel expenses	(b)	(16,053)
Elimination of Angel deferred revenue	(c)	899,920
Termination of debt agreements and accrued interest	(d)	44,066,121
Elimination of various payables and accruals	(e)	773,756
Cancellation of existing equity	(f)	126,917,235
		$170,234,522

Fresh Start Adjustments

(1)
Pursuant to the Plan of Reorganization, as of the Effective Date, the Company issued
7,500,000
shares of New Common Stock
 to certain accredited investors for net cash to the Company of
$7,052,500.
The Company also issued Warrants to purchase
6,180,000
shares of New Common Stock to certain of the investors. The Warrants terminate on
May 5, 2021
,
and are exercisable at any time on or after
November 5, 2016
at exercise prices ranging from
$0.50
per share to
$1.00
per share. The number of shares of New Common Stock underlying a Warrant and its exercise price are subject to customary adjustments upon subdivisions, combinations, payment of stock dividends, reclassifications, reorganizations and consolidations. Certain investors also provided Backstop Commitments to purchase up to
12,800,000
additional shares of New Common Stock for an aggregate purchase price of up to
$3,000,000.
The Company cannot call the Backstop Commitment prior to
June 30, 2017
.
The New Common Stock, Warrants and Backstop Commitment are classified as equity.

(2)
Represents identifiable intangible assets of approximately
$8.4
million and goodwill of approximately
$2.1
million. Upon the application of fresh start accounting, the Company allocated the reorganization value to its individual assets based on their estimated fair values. Reorganization value represents the fair value of the Successor Company
’s assets before considering liabilities, and the excess of reorganization value over the fair value of identified tangible and intangible assets is reported separately on the condensed consolidated balance sheet as goodwill.

The Company, with the assistance of external valuation specialists, estimated the enterprise value of the Company upon emergence from Chapter
11
bankruptcy to be
$17.9
million. Enterprise value is defined as the total invested capital, which includes cash and cash equivalents. The estimate is based on a calculation of the present value of the projected future cash flows of the Company from
May 5, 2016
through the year ending
December 31, 2025,
along with a terminal value. The Company estimated a terminal value using the Gordon Growth Model.

In applying fresh start accounting, the Company followed these principles:

●
The reorganization value, estimated as approximately
$24.0
million, which represents the sum of the enterprise value and estimated fair value of noninterest bearing liabilities, was allocated to the Successor Company's assets based on their estimated fair values. The reorganization value exceeded the sum of the fair value assigned to the assets, and the excess was recognized as goodwill of the Successor Company as of
May 5, 2016.

●	Each liability existing as of May 5, 2016 has been stated at its estimated fair value.
●
Deferred tax assets and liabilities have been recognized for differences between the assigned values and the tax basis of the recognized assets and liabilities, and have been fully valued as of
May 5, 2016
to reduce deferred tax assets to the amounts expected to be realized.

Pursuant to fresh start accounting the Company allocated the determined reorganization value to the Successor Company
’s assets as follows (in thousands):

Enterprise Value	$17,889
Plus estimated fair value of liabilities	6,161
Reorganization Value	24,050

Less:
Estimated fair value of tangible assets	(13,574)
Estimated fair value of identifiable intangible assets	(8,397)
Goodwill	$2,079

(3)
Pursuant to the Plan of Reorganization, on the Effective Date, the Company issued
29,038
shares of Series A Preferred Stock to Deerfield. The Series A Preferred Stock has
no
stated maturity date, is
not
convertible or redeemable, and carries a liquidation preference of
$29,038,000,
which is required to be paid to holders of such Series A Preferred Stock before any payments are made with respect to shares of New Common Stock (and other capital stock that is not
issued on parity or senior to the Series A Preferred Stock) upon a liquidation or change in control transaction. The Series A Preferred Stock is carried at par value and is classified as equity.

(4)	Reflects the cumulative impact of the fresh start adjustments described above on additional paid-in-capital:

Description	Adjustment	Amount
Cash proceeds from issuance of common stock	(1)	$7,052,500
Establishment of intangible assets	(2)	10,476,284
Net assets of the predecessor	(5)	359,935
Less par value of common and preferred stock	(3)	(753)
		$17,887,966

(5)	Reflects the elimination of retained earnings upon the application of fresh start accounting.

Reorganization Items, net
Costs directly attributable to the bankruptcy proceedings and the implementation of the Plan are reported as reorganization items, net. A summary of reorganization items for the three
months ended
March 31, 2016
follows:

Predecessor
Three Months ended March 31, 2016

Professional fees	$2,690,594
Net gain on reorganization items	-
$2,690,594

Cash payments for reorganization items	$760,974

Note
2
– Fresh Start Accounting

Upon the Company
’s emergence from Chapter
11
bankruptcy, the Company applied the provisions of fresh start accounting to its financial statements because (i) the holders of existing voting shares of the Predecessor Company received less than
50%
of the voting shares of the emerging entity, and (ii) the reorganization value of the Company’s assets immediately prior to confirmation was less than the sum of post-petition liabilities and allowed claims. The Company applied fresh start accounting as of
May 4, 2016,
with results of operations and cash flows in the period from
January 1, 2016
through
May 4, 2016
attributed to the Predecessor Company.

Upon the application of fresh start accounting, the Company allocated the reorganization value to its individual assets based on their estimated fair values. Reorganization value represents the fair value of the Successor Company
’s assets before considering liabilities, and the excess of reorganization value over the fair value of identified tangible and intangible assets is reported separately on the consolidated balance sheet as goodwill.

The Company, with the assistance of external valuation specialists, estimated the enterprise value of the Company upon emergence from Chapter
11
bankruptcy to be approximately
$17.9
million. Enterprise value is defined as the total invested capital which includes cash and cash equivalents. The estimate is based on a calculation of the present value of the projected future cash flows of the Company from
May 5, 2016
through the year ending
December 31, 2025,
along with a terminal value. The Company estimated a terminal value using the Gordon Growth Model, applying a constant growth rate of
3.4%
to the debt-free net cash flows subsequent to
2025.

The Company
’s future cash flow projections included a variety of estimates and assumptions that had a significant effect on the determination of the Company’s enterprise value. While the Company considered such estimates and assumptions reasonable, they are inherently subject to significant business, economic and competitive uncertainties, many of which are beyond the Company’s control and, therefore, may
not
be realized. The assumptions used in the calculations for the discounted cash flow analysis included the following: forecasted revenue; costs and free cash flows through
2025;
and a discount rate of
29%
that considered various factors, including bonds yields, risk premiums, tax rates and the likelihood of various business outcomes to determine an appropriate discount rate. In applying fresh start accounting, the Company followed these principles:

●
The reorganization value, estimated at approximately
$24.0
million, which represents the sum of the enterprise value and estimated fair value of noninterest bearing liabilities, was allocated to the Successor Company's assets based on their estimated fair values. The reorganization value exceeded the sum of the fair value assigned to the assets, and the excess was recognized as goodwill of the Successor Company as of
May 5, 2016.

●	Each liability existing as of May 5, 2016 has been stated at its estimated fair value.
●
Deferred tax assets and liabilities have been recognized for differences between the assigned values and the tax basis of the recognized assets and liabilities, and have been fully valued as of
May 5, 2016
to reduce deferred tax assets to the amounts expected to be realized.

Pursuant to fresh start accounting, the Company allocated the determined reorganization value to the Successor Company
’s assets as follows (in thousands):

Enterprise Value	$17,889
Plus estimated fair value of liabilities	6,161
Reorganization Value	24,050

Less:
Estimated fair value of tangible assets	(13,574)
Estimated fair value of identifiable intangible assets	(8,397)

Goodwill	$2,079

Upon the adoption of fresh start accounting, the Successor Company adopted the significant accounting policies of the Predecessor Company (see Note
3
–
Liquidity and Summary of Significant Accounting Policies
). The adjustments set forth in the following table as of
May 4, 2016
reflect the effect of the consummation of the transactions contemplated by the Plan of Reorganization (reflected in the column “Reorganization Adjustments”), as well as fair value adjustments as a result of the adoption of fresh start accounting (reflected in the column “Fresh Start Adjustments”).

	Predecessor Company	Reorganization Adjustments		Fresh Start Adjustments		Successor Company
ASSETS
Current assets
Cash and cash equivalents	$3,305,709			$7,052,500	(1)	$10,358,209
Restricted cash	53,463					53,463
Accounts and other receivable, net	1,288,445					1,288,445
Inventory, net	56,348					56,348
Prepaid expenses and other current assets	611,593	$(16,053	)(b)			595,540
						-
Total current assets	5,315,558	(16,053)		7,052,500		12,352,005

Property and equipment, net	865,716					865,716
Deferred costs and other assets	355,741					355,741
Intangible assets, net	2,406,457	(2,406,457	)(a)	8,397,000	(2)	8,397,000
Goodwill	-			2,079,284	(2)	2,079,284

TOTAL ASSETS	$8,943,472	$(2,422,510)		$17,528,784		$24,049,746

LIABILITIES AND EQUITY (DEFICIT)
Current liabilities not subject to compromise
Accounts payable	$2,877,170					$2,877,170
Accrued expenses and liabilities	3,112,244					3,112,244
Accrued interest	-					-
Deferred revenue, current portion	899,920	$(899,920	)(c)			-
Convertible debt subject to put rights	-					-
Short term debtor-in-possession note payable	5,750,000	(5,750,000	)(d)			-
Total current liabilities not subject to compromise	12,639,334	(6,649,920)		-		5,989,414

Non-current liabilities not subject to compromise
Deferred revenue	-					-
Other liabilities	171,613					171,613
Total non-current liabilities not subject to compromise	171,613	-		-		171,613

Liabilities subject to compromise
Accounts payable	214,554	(214,554	)(e)			-
Accrued expenses and liabilities	559,202	(559,202	)(e)			-
Accrued interest	3,316,121	(3,316,121	)(d)			-
Deferred revenue	-					-
Convertible debt subject to put rights	35,000,000	(35,000,000	)(d)			-
Derivative liabilities	-					-
Other liabilities	-					-
Total liabilities subject to compromise	39,089,877	(39,089,877)		-		-

TOTAL LIABILITIES	51,900,824	(45,739,797)		-		6,161,027

Conditionally redeemable common stock	500,000	(500,000	)(f)			-

Common stock outstanding, at par	12,477	(12,477	)(f)	750	(1)	750
Common stock issuable	392,950	(392,950	)(f)			-
Preferred stock outstanding, at par	-			3	(3)	3
Additional paid-in capital	126,011,808	(126,011,808	)(f)	17,887,966	(4)	17,887,966
Retained earnings (accumulated deficit)	(169,874,587)	170,234,522	(g)	(359,935	)(5)	-

TOTAL EQUITY (DEFICIT)	(43,457,352)	43,817,287		17,528,784		17,888,719

TOTAL LIABILITIES AND EQUITY (DEFICIT)	$8,943,472	$(2,422,510)		$17,528,784		$24,049,746

Reorganization Adjustments

(a)
As a result of fresh start accounting, all intangible assets existing as of the Effective Date were established at fair value. This adjustment eliminates the carrying value of previously existing intangible assets as of the Effective Date, as the underlying Angel assets were assigned to Deerfield pursuant to the Plan of Reorganization.

(b)
Pursuant to the Plan of Reorganization, the Company assigned to Deerfield the Company
’s: (i) rights, title and interest in and to its existing license agreement with Arthrex; (ii) the associated intellectual property owned by the Company and licensed under such agreement; and (iii) rights to collect royalty payments thereunder. As such, certain prepaid expenses related to the Angel business were eliminated.

(c)
Pursuant to the Plan of Reorganization, the Company assigned to Deerfield the Company
’s (i) rights, title and interest in and to its existing license agreement with Arthrex, (ii) the associated intellectual property owned by the Company and licensed under such agreement, and (iii) rights to collect royalty payments thereunder. As such, all deferred revenue related to the existing license agreement with Arthrex as of the Effective Date was eliminated.

(d)
Pursuant to the Plan of Reorganization, the Company
’s obligations under the Deerfield Facility Agreement, including accrued interest, were cancelled, and the Company ceased to have any obligations thereunder. Additionally, pursuant to the Plan of Reorganization, the DIP Credit Agreement was terminated.

(e)	Represents claims not expected to be settled in cash.

(f)
Pursuant to the Plan of Reorganization, all equity interests of the Company, including but not
limited to all shares of the Company
’s common stock,
$0.0001
par value per share (including its redeemable common stock) (the “Old Common Stock”), warrants, and options that were issuable or issued and outstanding immediately prior to the Effective Date, were cancelled. The elimination of the carrying value of the cancelled equity interests was reflected as a direct charge to retained earnings (deficit).

(g)	Represents the cumulative impact of the reorganization adjustments:

Description	Adjustment	Amount
Elimination of existing intangible assets	(a)	$(2,406,457)
Elimination of prepaid Angel expenses	(b)	(16,053)
Elimination of Angel deferred revenue	(c)	899,920
Termination of debt agreements and accrued interest	(d)	44,066,121
Elimination of various payables and accruals	(e)	773,756
Cancellation of existing equity	(f)	126,917,235
		$170,234,522

Fresh Start Adjustments

(1)
Pursuant to the Plan of Reorganization, as of the Effective Date, the Company issued
7,500,000
shares of New Common Stock, par value
$0.0001
per share, to certain accredited investors for net cash to the Company of
$7,052,500.
The Company also issued Warrants to purchase
6,180,000
shares of New Common Stock to certain of the investors. The Warrants terminate on
May 5, 2021,
and are exercisable at any time on or after
November 5, 2016
at exercise prices ranging from
$0.50
per share to
$1.00
per share. The number of shares of New Common Stock underlying a Warrant and its exercise price are subject to customary adjustments upon subdivisions, combinations, payment of stock dividends, reclassifications, reorganizations and consolidations. Certain investors also provided Backstop Commitments to purchase up to
12,800,000
additional shares of New Common Stock for an aggregate purchase price of up to
$3,000,000.
The Company cannot call the Backstop Commitment prior to
June 30, 2017
.
The New Common Stock, Warrants and
 Backstop Commitment are classified as equity.

(2)
Represents identifiable intangible assets of approximately
$8.4
million and goodwill of approximately
$2.1
million. Upon the application of fresh start accounting, the Company allocated the reorganization value to its individual assets based on their estimated fair values. Reorganization value represents the fair value of the Successor Company
’s assets before considering liabilities, and the excess of reorganization value over the fair value of identified tangible and intangible assets is reported separately on the consolidated balance sheet as goodwill.

The Company, with the assistance of external valuation specialists, estimated the enterprise value of the Company upon emergence from Chapter
11
bankruptcy to be
$17.9
million. Enterprise value is defined as the total invested capital, which includes cash and cash equivalents. The estimate is based on a calculation of the present value of the projected future cash flows of the Company from
May 5, 2016
through the year ending
December 31, 2025,
along with a terminal value. The Company estimated a terminal value using the Gordon Growth Model.

In applying fresh start accounting, the Company followed these principles:

●
The reorganization value, estimated as approximately
$24.0
million, which represents the sum of the enterprise value and estimated fair value of noninterest bearing liabilities, was allocated to the Successor Company's assets based on their estimated fair values. The reorganization value exceeded the sum of the fair value assigned to the assets, and the excess was recognized as goodwill of the Successor Company as of
May 5, 2016.

●	Each liability existing as of May 5, 2016 has been stated at its estimated fair value.
●
Deferred tax assets and liabilities have been recognized for differences between the assigned values and the tax basis of the recognized assets and liabilities, and have been fully valued as of
May 5, 2016
to reduce deferred tax assets to the amounts expected to be realized.

Pursuant to fresh start accounting the Company allocated the determined reorganization value to the Successor Company’s assets as follows (in thousands):

Enterprise Value	$17,889
Plus estimated fair value of liabilities	6,161
Reorganization Value	24,050

Less:
Estimated fair value of tangible assets	(13,574)
Estimated fair value of identifiable intangible assets	(8,397)
Goodwill	$2,079

(3)
Pursuant to the Plan of Reorganization, on the Effective Date, the Company issued
29,038
shares of Series A Preferred Stock to Deerfield. The Series A Preferred Stock has
no
stated maturity date, is
not
convertible or redeemable, and carries a liquidation preference of
$29,038,000,
which is required to be paid to holders of such Series A Preferred Stock before any payments are made with respect to shares of New Common Stock (and other capital stock that is not
issued on parity or senior to the Series A Preferred Stock) upon a liquidation or change in control transaction. The Series A Preferred Stock is carried at par value and is classified as equity.

(4)	Reflects the cumulative impact of the fresh start adjustments described above on additional paid-in-capital:

Description	Adjustment	Amount
Cash proceeds from issuance of common stock	(1)	$7,052,500
Establishment of intangible assets	(2)	10,476,284
Net assets of the predecessor	(5)	359,935
Less par value of common and preferred stock	(3)	(753)
		$17,887,966

(5)	Reflects the elimination of retained earnings upon the application of fresh start accounting.

Reorganization Items, net

Costs directly attributable to the bankruptcy proceedings and implementation of the Plan are reported as reorganization items, net. A summary of reorganization items, net is presented in the following tables:

	Period from May 5, 2016 through December 31, 2016	Period from January 1, 2016 through May 4, 2016
	Successor	Predecessor

Professional fees	$324,551	$3,598,216
Net gain on reorganization adjustments	-	(34,869,566)
Reorganization items, net	$324,551	$(31,271,350)

Cash payments for reorganization items	$1,507,863	$1,839,560